Description of Business (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Apple	55.4%	54.5%	55.3%	54.3%
Facebook	16.9%	24.2%	17.7%	24.2%
Google	18.9%	18.6%	18.8%	18.7%

	Accounts Receivable Concentration
	As of June 30,	As of December 31,
	2023	2022
Apple	65.5%	55.8%
Facebook	10.5%	20.4%
Google	12.0%	17.7%